Note 8 - Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits Assets Disclosure Noncurrent [Abstract]
Schedule Of Time Deposit Contractual Maturities [Table Text Block]
Year ending December 31:	(In thousands)

2015	$40,704
2016	14,993
2017	11,336
2018	7,412
2019 and thereafter	1,326

Total	$75,771